Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds II
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	afii_SupplementTextBlock

AMG FUNDS II

AMG Managers Short Duration Government Fund

AMG Managers Intermediate Duration Government Fund

(Prospectus and Statement of Additional Information, each dated May 1, 2016, as supplemented July 28, 2016)

Supplement dated August 26, 2016 to the

Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare International Small Cap Fund, each a series of AMG Funds, AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund, each a series of AMG Funds II, and AMG Managers Bond Fund, a series of AMG Funds III (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectuses and Statements of Additional Information, dated as noted above.

The Funds’ Boards of Trustees approved management’s proposals to change certain fees paid by the Funds effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for any Fund. More information about the fee changes is provided below.

AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund

The Board approved management’s proposals to change certain fees paid by the Funds, in each case authorizing the Funds to pay an administrative fee, authorizing shares of AMG Managers Short Duration Government Fund to pay a shareholder servicing fee and increasing the shareholder servicing fees paid by shares of AMG Managers Intermediate Duration Government Fund while reducing the management fee. For AMG Managers Short Duration Government Fund, the management fee will be reduced from 0.70% to 0.40% of the Fund’s average daily net assets and for AMG Managers Intermediate Duration Government Fund, the management fee will be reduced from 0.70% to 0.48% of the Fund’s average daily net assets. Each Fund will be authorized to pay AMGF an administrative fee of 0.15%. Shares of AMG Managers Short Duration Government Fund will be authorized to pay up to 0.15% in shareholder servicing fees. Shareholder servicing fees paid by shares of AMG Managers Intermediate Duration Government Fund will increase from up to 0.10% to 0.15%. These changes do not increase the overall fees incurred by shareholders of the Funds. AMGF will pay a portion of the management fee to each Fund’s subadvisor for its services.

AMG Managers Short Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afii_SupplementTextBlock

AMG FUNDS II

AMG Managers Short Duration Government Fund

(Prospectus and Statement of Additional Information, each dated May 1, 2016, as supplemented July 28, 2016)

Supplement dated August 26, 2016 to the

Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare International Small Cap Fund, each a series of AMG Funds, AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund, each a series of AMG Funds II, and AMG Managers Bond Fund, a series of AMG Funds III (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectuses and Statements of Additional Information, dated as noted above.

The Funds’ Boards of Trustees approved management’s proposals to change certain fees paid by the Funds effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for any Fund. More information about the fee changes is provided below.

AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund

The Board approved management’s proposals to change certain fees paid by the Funds, in each case authorizing the Funds to pay an administrative fee, authorizing shares of AMG Managers Short Duration Government Fund to pay a shareholder servicing fee and increasing the shareholder servicing fees paid by shares of AMG Managers Intermediate Duration Government Fund while reducing the management fee. For AMG Managers Short Duration Government Fund, the management fee will be reduced from 0.70% to 0.40% of the Fund’s average daily net assets and for AMG Managers Intermediate Duration Government Fund, the management fee will be reduced from 0.70% to 0.48% of the Fund’s average daily net assets. Each Fund will be authorized to pay AMGF an administrative fee of 0.15%. Shares of AMG Managers Short Duration Government Fund will be authorized to pay up to 0.15% in shareholder servicing fees. Shareholder servicing fees paid by shares of AMG Managers Intermediate Duration Government Fund will increase from up to 0.10% to 0.15%. These changes do not increase the overall fees incurred by shareholders of the Funds. AMGF will pay a portion of the management fee to each Fund’s subadvisor for its services.

AMG Managers Intermediate Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afii_SupplementTextBlock

AMG FUNDS II

AMG Managers Intermediate Duration Government Fund

(Prospectus and Statement of Additional Information, each dated May 1, 2016, as supplemented July 28, 2016)

Supplement dated August 26, 2016 to the

Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare International Small Cap Fund, each a series of AMG Funds, AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund, each a series of AMG Funds II, and AMG Managers Bond Fund, a series of AMG Funds III (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectuses and Statements of Additional Information, dated as noted above.

The Funds’ Boards of Trustees approved management’s proposals to change certain fees paid by the Funds effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for any Fund. More information about the fee changes is provided below.

AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund

The Board approved management’s proposals to change certain fees paid by the Funds, in each case authorizing the Funds to pay an administrative fee, authorizing shares of AMG Managers Short Duration Government Fund to pay a shareholder servicing fee and increasing the shareholder servicing fees paid by shares of AMG Managers Intermediate Duration Government Fund while reducing the management fee. For AMG Managers Short Duration Government Fund, the management fee will be reduced from 0.70% to 0.40% of the Fund’s average daily net assets and for AMG Managers Intermediate Duration Government Fund, the management fee will be reduced from 0.70% to 0.48% of the Fund’s average daily net assets. Each Fund will be authorized to pay AMGF an administrative fee of 0.15%. Shares of AMG Managers Short Duration Government Fund will be authorized to pay up to 0.15% in shareholder servicing fees. Shareholder servicing fees paid by shares of AMG Managers Intermediate Duration Government Fund will increase from up to 0.10% to 0.15%. These changes do not increase the overall fees incurred by shareholders of the Funds. AMGF will pay a portion of the management fee to each Fund’s subadvisor for its services.